Organization, Consolidation and Presentation of Financial Statements (Tables)	12 Months Ended
Dec. 31, 2013
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Assets, Liabilities and Results of Operations of VIEs and Their Subsidiaries Included in Company's Consolidated Balance Sheets and Statements of Comprehensive Income

The following tables set forth the assets, liabilities and results of operations of the VIEs and their subsidiaries included in the Company’s consolidated balance sheets and statements of comprehensive income:

	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
	(In thousands)
Assets
Current
Cash and cash equivalents	863,998	1,510,320	249,487
Accounts receivable, net	1,200,950	1,373,443	226,877
Others	651,334	1,607,462	265,534

	2,716,282	4,491,225	741,898
Non-current
Fixed assets, net	1,043,729	1,350,852	223,145
Others	472,178	1,301,383	214,973

	1,515,907	2,652,235	438,118

Total	4,232,189	7,143,460	1,180,016

Third-party liabilities
Current
Accounts payable and accrued liabilities	1,176,724	2,944,821	486,450
Customer advances and deposits	582,033	801,626	132,419
Others	155,774	284,729	47,034

	1,914,531	4,031,176	665,903
Non-current	258,319	975,793	161,190

Total	2,172,850	5,006,969	827,093

Inter-company liabilities
Inter-company payable to subsidiaries for technology consulting and service fees	1,229,919	1,578,759	260,792
Others	217,080	510,821	84,382

Total	1,446,999	2,089,580	345,174

	For the years ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
	(In thousands)
Total revenues	4,205,327	6,429,099	9,040,058	1,493,311
Net income (loss)	119,294	143,626	(248,664)	(41,076)